Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
7.  PROPERTY, PLANT AND EQUIPMENT

A summary of the historical cost of the Partnership’s property, plant and equipment is as follows:

		December 31,
thousands	Estimated Useful Life	2013	2012
Land	n/a	$2,584	$501
Gathering systems	3 to 47 years	3,673,008	2,911,572
Pipelines and equipment	15 to 45 years	146,008	91,126
Assets under construction	n/a	405,633	422,002
Other	3 to 40 years	11,867	7,191
Total property, plant and equipment		4,239,100	3,432,392
Accumulated depreciation		855,845	714,436
Net property, plant and equipment		$3,383,255	$2,717,956

The cost of property classified as “Assets under construction” is excluded from capitalized costs being depreciated. These amounts represent property that is not yet suitable to be placed into productive service as of the respective balance sheet date. See Note 8.
During 2013, the Partnership recognized a $1.2 million impairment primarily related to the cancellation of various capital projects by the third-party operator of the Non-Operated Marcellus Interest.
During 2012, the Partnership recognized a $6.0 million impairment related to a gathering system in central Wyoming that was impaired to its estimated fair value using Level 3 fair-value inputs and an impairment of $0.6 million for the original installation costs on a compressor relocated within the Partnership’s operating assets.
During 2011, the Partnership recognized a $7.3 million impairment related to certain equipment and materials. The costs of the equipment and materials, previously capitalized as assets under construction and related to a Red Desert complex (see Note 2) expansion project, were deemed no longer recoverable as the expansion project was indefinitely postponed. Also during 2011, following an evaluation of estimated future cash flows, an impairment of $3.0 million was recognized for a transportation pipeline that was impaired to its estimated fair value using Level 3 fair-value inputs.